Expense Example, No Redemption - AZL Moderate Index Strategy Fund - AZL Moderate Index Strategy Fund	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	540
Expense Example, No Redemption, 10 Years	$ 1,239